UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Aristotle/Saul Global Opportunities Fund

Class I shares (ARSOX)

Aristotle International Equity Fund

Class I shares (ARSFX)

Aristotle Strategic Credit Fund

Class I shares (ARSSX)

Aristotle Value Equity Fund

Class I shares (ARSQX)

Aristotle Small Cap Equity Fund

Class I shares (ARSBX)

Aristotle Core Equity Fund

Class I shares (ARSLX)

SEMI-ANNUAL REPORT

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (888) 661-6691 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (888) 661-6691 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Aristotle Funds

Each a series of Investment Managers Series Trust

Table of Contents

Aristotle/Saul Global Opportunities Fund
Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Aristotle International Equity Fund
Schedule of Investments	10
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	17
Aristotle Strategic Credit Fund
Schedule of Investments	18
Statement of Assets and Liabilities	26
Statement of Operations	27
Statements of Changes in Net Assets	28
Financial Highlights	29
Aristotle Value Equity Fund
Schedule of Investments	30
Statement of Assets and Liabilities	34
Statement of Operations	35
Statements of Changes in Net Assets	36
Financial Highlights	37
Aristotle Small Cap Equity Fund
Schedule of Investments	38
Statement of Assets and Liabilities	43
Statement of Operations	44
Statements of Changes in Net Assets	45
Financial Highlights	46
Aristotle Core Equity Fund
Schedule of Investments	47
Statement of Assets and Liabilities	51
Statement of Operations	52
Statements of Changes in Net Assets	53
Financial Highlights	54
Notes to Financial Statements	55
Expense Examples	68

This report and the financial statements contained herein are provided for the general information of the shareholders of the Aristotle Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.aristotlefunds.com

Aristotle/Saul Global Opportunities Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.2%
	AUSTRIA — 1.8%
33,200	Erste Group Bank A.G.*	$1,232,258

	CANADA — 4.5%
32,800	Agnico Eagle Mines Ltd.	1,680,672
103,000	Cameco Corp.	1,104,246
130,600	Peyto Exploration & Development Corp.	390,922
		3,175,840
	FRANCE — 6.8%
10,300	Dassault Systemes S.E.	1,643,268
4,100	LVMH Moet Hennessy Louis Vuitton S.E.	1,745,088
24,700	TOTAL S.A.	1,384,003
		4,772,359
	GERMANY — 2.0%
14,600	Symrise A.G.	1,405,213

	HONG KONG — 2.3%
149,600	AIA Group Ltd.	1,613,451

	IRELAND — 2.3%
16,700	Medtronic PLC	1,626,413

	JAPAN — 15.7%
54,300	Astellas Pharma, Inc.	773,088
19,000	Hoshizaki Corp.	1,413,347
90,100	Kubota Corp.	1,498,394
57,200	Marui Group Co., Ltd.	1,164,001
115,300	Mitsubishi UFJ Financial Group, Inc.	547,545
11,000	Nidec Corp.	1,502,342
78,100	ORIX Corp.	1,164,818
30,900	Sony Corp.	1,618,728
169,100	Toray Industries, Inc.	1,284,856
		10,967,119
	KOREA (REPUBLIC OF-SOUTH) — 3.6%
76,000	Samsung Electronics Co., Ltd.	2,517,646

	NETHERLANDS — 4.1%
13,500	Heineken N.V.	1,506,584

1

Aristotle/Saul Global Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
27,500	Sensata Technologies Holding N.V.*	$1,347,500
		2,854,084
	SPAIN — 1.2%
154,200	Banco Bilbao Vizcaya Argentaria S.A.	862,180

	SWEDEN — 2.0%
61,500	Assa Abloy A.B. - Class B	1,390,111

	SWITZERLAND — 6.0%
24,000	Alcon, Inc.*	1,481,992
14,700	Novartis A.G.	1,343,208
114,900	UBS Group A.G.*	1,365,335
		4,190,535
	UNITED KINGDOM — 2.3%
26,100	Unilever N.V.	1,589,625

	UNITED STATES — 43.6%
5,100	Adobe, Inc.*	1,502,715
8,200	Ameriprise Financial, Inc.	1,190,312
7,600	Amgen, Inc.	1,400,528
46,700	Bank of America Corp.	1,354,300
27,100	Carnival PLC	1,197,370
29,300	Coca-Cola Co.	1,491,956
13,150	Danaher Corp.	1,879,398
10,100	Ecolab, Inc.	1,994,144
6,960	General Dynamics Corp.	1,265,467
31,200	Halliburton Co.	709,488
24,700	Lennar Corp. - Class A	1,196,962
772	Lennar Corp. - Class B	29,730
7,600	Martin Marietta Materials, Inc.	1,748,836
15,500	Microchip Technology, Inc.	1,343,850
19,600	Microsoft Corp.	2,625,616
17,600	Oshkosh Corp.	1,469,424
16,900	PayPal Holdings, Inc.*	1,934,374
22,000	Penske Automotive Group, Inc.	1,040,600
8,200	Pioneer Natural Resources Co.	1,261,652
13,500	PPG Industries, Inc.	1,575,585
40,600	Twitter, Inc.*	1,416,940

2

Aristotle/Saul Global Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
17,400	Walgreens Boots Alliance, Inc.	$951,258
		30,580,505
	Total Common Stocks
	(Cost $58,428,743)	68,777,339

Principal Amount
	SHORT-TERM INVESTMENTS — 1.9%
$1,345,295	UMB Money Market Fiduciary, 0.247%[1]	1,345,295
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,345,295)	1,345,295

	TOTAL INVESTMENTS — 100.1%
	(Cost $59,774,038)	70,122,634
	Liabilities in Excess of Other Assets — (0.1)%	(73,160)
	TOTAL NET ASSETS — 100.0%	$70,049,474

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

3

Aristotle/Saul Global Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased	Value at Settlement Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Canadian Dollars	Societe Generale	CAD per USD	September 03, 2019	970,000	$725,930	$741,595	$15,665
Euro	Societe Generale	EUR per USD	September 03, 2019	2,500,000	2,821,100	2,857,944	36,844
Sweden Krona	Societe Generale	SEK per USD	September 03, 2019	2,900,000	307,400	313,790	6,390
Swiss Franc	Societe Generale	CHF per USD	September 03, 2019	1,000,000	1,007,637	1,030,621	22,984
					4,862,067	4,943,950	81,883

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value at Settlement Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Canadian Dollars	Societe Generale	CAD per USD	September 03, 2019	(970,000)	$(720,226)	$(741,595)	$(21,369)
Euro	Societe Generale	EUR per USD	September 03, 2019	(2,500,000)	(2,805,625)	(2,857,944)	(52,319)
Japanese Yen	Societe Generale	JPY per USD	September 04, 2019	(50,770,369)	(462,423)	(473,280)	(10,857)
Japanese Yen	Societe Generale	JPY per USD	September 03, 2019	(554,000,000)	(5,086,862)	(5,163,995)	(77,133)
Sweden Krona	Societe Generale	SEK per USD	September 03, 2019	(2,900,000)	(306,451)	(313,790)	(7,339)
Swiss Franc	Societe Generale	CHF per USD	September 03, 2019	(1,000,000)	(1,000,841)	(1,030,621)	(29,780)
					(10,382,428)	(10,581,225)	(198,797)

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(5,520,361)	$(5,637,275)	$(116,914)

CAD - Canandian Dollars

EUR - Euro

JPY - Japanese Yen

SEK - Sweden Krona

CHF - Swiss Franc

See accompanying Notes to Financial Statements.

4

Aristotle/Saul Global Opportunities Fund

SUMMARY OF INVESTMENTS

As of June 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	16.1%
Technology	16.1%
Industrials	14.1%
Health Care	12.1%
Consumer Discretionary	12.0%
Materials	11.0%
Consumer Staples	7.9%
Energy	6.9%
Communications	2.0%
Total Common Stocks	98.2%
Short-Term Investments	1.9%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

5

Aristotle/Saul Global Opportunities Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $59,774,038)	$70,122,634
Receivables:
Fund shares sold	2,500
Unrealized appreciation on forward foreign currency exchange contracts	81,883
Dividends and interest	115,110
Prepaid expenses	10,265
Total assets	70,332,392

Liabilities:
Payables:
Unrealized depreciation on forward foreign currency exchange contracts	198,797
Fund shares redeemed	47
Advisory fees	27,545
Fund administration and fund accounting fees	15,132
Auditing fees	9,948
Transfer agent fees and expenses	8,681
Custody fees	6,195
Trustees deferred compensation (Note 3)	2,598
Chief Compliance Officer fees	998
Trustees' fees and expenses	89
Accrued other expenses	12,888
Total liabilities	282,918

Net Assets	$70,049,474

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with unlimited number of shares authorized)	55,952,620
Total distributable earnings	14,096,854
Net Assets	$70,049,474

Class I:
Shares of beneficial interest issued and outstanding	5,511,251
Net asset value per share	$12.71

See accompanying Notes to Financial Statements.

6

Aristotle/Saul Global Opportunities Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $56,581)	$699,731
Interest	2,132
Total investment income	701,863

Expenses:
Advisory fees	237,300
Fund administration and fund accounting fees	50,302
Registration fees	12,306
Custody fees	10,996
Auditing fees	10,169
Shareholder reporting fees	8,913
Miscellaneous	5,459
Transfer agent fees and expenses	4,797
Trustees' fees and expenses	4,142
Legal fees	3,728
Chief Compliance Officer fees	2,905
Insurance fees	785
Total expenses	351,802
Advisory fees waived	(80,602)
Net expenses	271,200
Net investment income	430,663

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,685,043
Forward foreign currency exchange contracts	73,563
Foreign currency transactions	(3,516)
Net realized gain	2,755,090
Net change in unrealized appreciation/depreciation on:
Investments	8,082,308
Forward foreign currency exchange contracts	58,659
Foreign currency translations	237
Net change in unrealized appreciation/depreciation	8,141,204
Net realized and unrealized gain:	10,896,294
Net Increase in Net Assets from Operations	$11,326,957

See accompanying Notes to Financial Statements.

7

Aristotle/Saul Global Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$430,663	$912,979
Net realized gain on investments, forward foreign currency exchange contracts and foreign currency transactions	2,755,090	7,413,330
Net change in unrealized appreciation/depreciation on investments, forward foreign currency exchange contracts and foreign currency translations	8,141,204	(15,638,929)
Net increase (decrease) in net assets resulting from operations	11,326,957	(7,312,620)

Distributions to Shareholders:
Distributions:	-	(7,347,037)
Total distributions to shareholders	-	(7,347,037)

Capital Transactions:
Class I:
Net proceeds from shares sold	5,240,253	16,833,376
Reinvestment of distributions	-	3,072,096
Cost of shares redeemed[1]	(11,361,892)	(48,129,342)
Net decrease in net assets from capital transactions	(6,121,639)	(28,223,870)

Total increase (decrease) in net assets	5,205,318	(42,883,527)

Net Assets:
Beginning of period	64,844,156	107,727,683
End of period	$70,049,474	$64,844,156

Capital Share Transactions:
Class I:
Shares sold	444,061	1,319,114
Shares reinvested	-	276,019
Shares redeemed	(958,047)	(3,676,010)
Net decrease in capital share transactions	(513,986)	(2,080,877)

[1]	Net of redemption fee proceeds of $0 and $64, respectively.

See accompanying Notes to Financial Statements.

8

Aristotle/Saul Global Opportunities Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months June 30, 2019	For the Year Ended December 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.76	$13.29	$11.59	$10.27	$10.62	$11.64
Income from Investment Operations:
Net investment income[1]	0.08	0.13	0.09	0.07	0.09	0.20
Net realized and unrealized gain (loss)	1.87	(1.35)	1.68	1.33	(0.30)	(1.06)
Total from investment operations	1.95	(1.22)	1.77	1.40	(0.21)	(0.86)

Less Distributions:
From net investment income	-	(0.23)	(0.07)	(0.08)	(0.14)	(0.15)
From net realized gain	-	(1.08)	-	-	-	(0.01)
Total distributions	-	(1.31)	(0.07)	(0.08)	(0.14)	(0.16)

Redemption fee proceeds[1]	-	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$12.71	$10.76	$13.29	$11.59	$10.27	$10.62

Total return[3]	18.12%[4]	(9.53)%	15.29%	13.60%	(1.97)%	(7.41)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$70,049	$64,844	$107,728	$80,678	$62,689	$46,659

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	1.04%[5]	1.20%	1.25%	1.31%	1.41%	1.54%
After fees waived and expenses absorbed	0.80%[5]	0.93%[8]	0.98%	1.06%[7]	1.10%	1.06%[6]
Ratio of net investment income to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	1.03%[5]	0.71%	0.46%	0.33%	0.56%	1.24%
After fees waived and expenses absorbed	1.27%[5]	0.98%	0.73%	0.58%	0.87%	1.72%

Portfolio turnover rate	12%[4]	37%	27%	39%	51%	67%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective April 1, 2014, the Fund’s advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.10% of average daily net assets of the Fund. Prior to April 1, 2014,the annual operating expense limitation was 1.25%. In addition, the Fund’s advisor agreed to voluntarily waive a portion of its fees and/or reimburse the Fund for expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) above 0.85%.
[7]	Effective September 1, 2016, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.98% of average daily net assets of the Fund. Prior to September 1, 2016, the annual operating expense limitation was 1.10%.
[8]	Effective September 1, 2018, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.80% of average daily net assets of the Fund. Prior to September 1, 2018, the annual operating expense limitation was 0.98%.

See accompanying Notes to Financial Statements.

9

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.3%
	AUSTRIA — 2.4%
44,000	Erste Group Bank A.G.*	$1,633,114

	CANADA — 4.3%
46,900	Brookfield Asset Management, Inc. - Class A	2,243,651
72,300	Cameco Corp.	775,116
		3,018,767
	FRANCE — 14.2%
24,800	Amundi S.A.1	1,731,544
13,300	Dassault Systemes S.E.	2,121,890
5,900	LVMH Moet Hennessy Louis Vuitton S.E.	2,511,224
14,700	Safran S.A.	2,153,849
24,100	TOTAL S.A.	1,350,384
		9,868,891
	GERMANY — 4.4%
15,000	BASF S.E.	1,090,289
20,200	Symrise A.G.	1,944,198
		3,034,487
	HONG KONG — 3.0%
190,600	AIA Group Ltd.	2,055,641

	IRELAND — 3.4%
12,900	Accenture PLC - Class A	2,383,533

	JAPAN — 20.4%
19,700	Hoshizaki Corp.	1,465,418
68,200	KDDI Corp.	1,735,442
89,300	Kubota Corp.	1,485,089
82,700	Marui Group Co., Ltd.	1,682,918
16,200	Nidec Corp.	2,212,540
86,300	ORIX Corp.	1,287,116
64,000	Shinsei Bank Ltd.	993,108
36,100	Sony Corp.	1,891,136
182,500	Toray Industries, Inc.	1,386,672
		14,139,439
	KOREA (REPUBLIC OF-SOUTH) — 2.6%
43,900	Samsung Electronics Co., Ltd.	1,786,948

10

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 8.1%
16,700	Akzo Nobel N.V.	$1,569,352
21,500	Heineken N.V.	2,399,374
34,500	Sensata Technologies Holding N.V.*	1,690,500
		5,659,226
	SINGAPORE — 2.6%
94,200	DBS Group Holdings Ltd.	1,807,415

	SPAIN — 1.6%
202,000	Banco Bilbao Vizcaya Argentaria S.A.	1,129,445

	SWEDEN — 2.2%
66,800	Assa Abloy A.B. - Class B	1,509,909

	SWITZERLAND — 7.2%
30,700	Alcon, Inc.*	1,895,714
19,600	Novartis A.G.	1,790,945
109,700	UBS Group A.G.*	1,303,544
		4,990,203
	UNITED KINGDOM — 16.6%
81,800	Close Brothers Group PLC	1,468,951
38,400	Coca-Cola European Partners PLC	2,169,600
92,800	Compass Group PLC	2,223,947
67,000	Experian PLC	2,028,550
19,100	Reckitt Benckiser Group PLC	1,507,333
34,800	Unilever N.V.	2,119,499
		11,517,880
	UNITED STATES — 3.3%
36,200	Carnival PLC	1,599,439
17,700	Schlumberger Ltd.	703,398
		2,302,837
	Total Common Stocks
	(Cost $62,590,531)	66,837,735

11

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 4.7%
$3,277,776	UMB Money Market Fiduciary, 0.247%[2]	$3,277,776
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,277,776)	3,277,776

	TOTAL INVESTMENTS — 101.0%
	(Cost $65,868,307)	70,115,511
	Liabilities in Excess of Other Assets — (1.0)%	(685,720)
	TOTAL NET ASSETS — 100.0%	$69,429,791

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,731,544, which represents 2.5% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

12

Aristotle International Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	22.5%
Industrials	18.1%
Consumer Staples	11.8%
Technology	11.8%
Consumer Discretionary	11.6%
Materials	8.6%
Health Care	5.3%
Energy	4.1%
Communications	2.5%
Total Common Stocks	96.3%
Short-Term Investments	4.7%
Total Investments	101.0%
Liabilities in Excess of Other Assets	(1.0)%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

13

Aristotle International Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $65,868,307)	$70,115,511
Receivables:
Fund shares sold	126,429
Dividends and interest	118,109
Prepaid expenses	21,316
Total assets	70,381,365

Liabilities:
Payables:
Investment securities purchased	899,299
Advisory fees	21,848
Shareholder servicing fees (Note 7)	2,383
Auditing fees	9,341
Transfer agent fees and expenses	5,270
Fund administration fees and fund accounting	3,873
Trustees deferred compensation (Note 3)	2,489
Chief Compliance Officer fees	442
Custody fees	154
Trustees' fees and expenses	99
Accrued other expenses	6,376
Total liabilities	951,574

Net Assets	$69,429,791

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with unlimited number of shares authorized)	64,054,956
Total distributable earnings	5,374,835
Net Assets	$69,429,791

Class I:
Shares of beneficial interest issued and outstanding	6,194,579
Net asset value per share	$11.21

See accompanying Notes to Financial Statements.

14

Aristotle International Equity Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $99,634)	$1,147,689
Interest	2,301
Total investment income	1,149,990

Expenses:
Advisory fees	210,263
Fund administration fees and fund accounting	43,416
Shareholder servicing fees (Note 7)	26,377
Registration fees	13,599
Custody fees	13,257
Auditing fees	9,669
Miscellaneous	8,693
Transfer agent fees and expenses	7,461
Trustees' fees and expenses	4,117
Chief Compliance Officer fees	2,362
Legal fees	2,015
Shareholder reporting fees	1,965
Insurance fees	764
Total expenses	343,958
Advisory fees waived	(103,658)
Net expenses	240,300
Net investment income	909,690

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	580,473
Foreign currency transactions	(5,500)
Net realized gain	574,973
Net change in unrealized appreciation/depreciation on:
Investments	7,917,265
Foreign currency translations	125
Net change in unrealized appreciation/depreciation	7,917,390
Net realized and unrealized gain:	8,492,363

Net Increase in Net Assets from Operations	$9,402,053

See accompanying Notes to Financial Statements.

15

Aristotle International Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$909,690	$570,244
Net realized gain on investments and foreign currency transactions	574,973	412,297
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	7,917,390	(6,170,932)
Net increase (decrease) in net assets resulting from operations	9,402,053	(5,188,391)

Distributions to Shareholders:
Distributions:	-	(605,560)
Total distributions to shareholders	-	(605,560)

Capital Transactions:
Class I:
Net proceeds from shares sold	17,745,366	41,491,731
Reinvestment of distributions	-	588,162
Cost of shares redeemed[1]	(3,353,940)	(7,326,791)
Net increase in net assets from capital transactions	14,391,426	34,753,102

Total increase in net assets	23,793,479	28,959,151

Net Assets:
Beginning of period	45,636,312	16,677,161
End of period	$69,429,791	$45,636,312

Capital Share Transactions:
Class I:
Shares sold	1,728,232	3,872,819
Shares reinvested	-	60,201
Shares redeemed	(316,787)	(702,789)
Net increase in capital share transactions	1,411,445	3,230,231

[1]	Net of redemption fee proceeds of $372 and $5,484, respectively.

See accompanying Notes to Financial Statements.

16

Aristotle International Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months June 30, 2019	For the Year Ended December 31,				For the Period March 31, 2014* through December 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.54	$10.74	$8.89	$9.15	$9.17	$10.00
Income from Investment Operations:
Net investment income[1]	0.16	0.16	0.15	0.12	0.09	0.10
Net realized and unrealized gain (loss)	1.51	(1.22)	1.86	(0.23)	(0.07)	(0.87)
Total from investment operations	1.67	(1.06)	2.01	(0.11)	0.02	(0.77)

Less Distributions:
From net investment income	-	(0.14)	(0.16)	(0.15)	(0.04)	(0.06)

Redemption fee proceeds	- [2]	- [2]	- [2]	-	- [2]	- [2]

Net asset value, end of period	$11.21	$9.54	$10.74	$8.89	$9.15	$9.17

Total return[3]	17.51%[4]	(9.89)%	22.64%	(1.17)%	0.25%	(7.67)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$69,430	$45,636	$16,677	$10,773	$12,089	$1,618

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.14%[5]	1.42%	2.38%	2.43%	4.22%	20.20%[5]
After fees waived and expenses absorbed	0.80%[5]	0.88%[7]	0.93%	1.05%[6]	1.10%	1.10%[5]

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.68%[5]	0.90%	0.09%	(0.06)%	(2.13)%	(17.79)%[5]
After fees waived and expenses absorbed	3.02%[5]	1.44%	1.54%	1.32%	0.99%	1.31%[5]

Portfolio turnover rate	12%[4]	17%	10%	48%	86%	5%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective September 1, 2016, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.93% of average daily net assets of the Fund. Prior to September 1, 2016, the annual operating expense limitation was 1.10%.
[7]	Effective September 1, 2018, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.80% of average daily net assets of the Fund. Prior to September 1, 2018, the annual operating expense limitation was 0.93%.

See accompanying Notes to Financial Statements.

17

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS — 24.9%
	COMMUNICATIONS — 6.0%
$138,600	CSC Holdings LLC 4.894% (US LIBOR+250 basis points), 1/25/2026[1,2,3]	$137,065
20,256	Meredith Corp. 5.153% (US LIBOR+275 basis points), 1/31/2025[1,2,3]	20,265
87,975	Sprint Communications, Inc. 4.938% (US LIBOR+250 basis points), 2/2/2024[1,2,3]	86,802
74,250	West Corp. 6.022% (US LIBOR+350 basis points), 10/10/2024[1,2,3]	68,496
		312,628
	CONSUMER DISCRETIONARY — 5.7%
92,376	Eldorado Resorts, Inc. 4.688% (US LIBOR+225 basis points), 4/17/2024[1,2,3]	92,217
131,860	Penn National Gaming, Inc. 4.402% (US LIBOR+200 basis points), 10/19/2023[1,3]	131,118
74,721	TI Group Automotive Systems LLC 4.902% (US LIBOR+250 basis points), 6/30/2022[1,2,3]	74,192
		297,527
	FINANCIALS — 5.0%
125,319	Resolute Investment Managers, Inc. 5.580% (US LIBOR+325 basis points), 4/30/2022[1,2,3]	125,711
138,241	USI, Inc. 5.330% (US LIBOR+300 basis points), 5/16/2024[1,2,3]	135,020
		260,731
	HEALTH CARE — 4.3%
90,963	Change Healthcare Holdings LLC 5.152% (US LIBOR+275 basis points), 3/1/2024[1,2,3]	90,417
135,911	Concentra, Inc. 5.210% (US LIBOR+275 basis points), 6/1/2022[1,2,3]	136,251
		226,668
	TECHNOLOGY — 3.9%
20,073	Informatica LLC 5.652% (US LIBOR+325 basis points), 8/5/2022[1,2,3]	20,115
148,489	Rackspace Hosting, Inc. 5.576% (US LIBOR+300 basis points), 11/3/2023[1,2,3]	137,491
49,375	Weld North Education LLC 6.580% (US LIBOR+425 basis points), 2/15/2025[1,2,3]	49,375
		206,981
	Total Bank Loans
	(Cost $1,329,649)	1,304,535
18

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 71.0%
	COMMUNICATIONS — 8.2%
$25,000	AMC Networks, Inc. 5.000%, 4/1/2024[2]	$25,719
	AT&T, Inc.
15,000	5.250%, 3/1/2037[2]	16,834
50,000	4.850%, 3/1/2039[2]	53,662
25,000	Cablevision Systems Corp. 5.875%, 9/15/2022	26,250
25,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 2/15/2023[2]	25,395
39,000	CenturyLink, Inc. 6.450%, 6/15/2021	41,242
24,000	Discovery Communications LLC 5.300%, 5/15/2049[2]	25,826
20,000	Hughes Satellite Systems Corp. 7.625%, 6/15/2021	21,400
37,000	Meredith Corp. 6.875%, 2/1/2026[2]	39,262
37,000	Outfront Media Capital LLC / Outfront Media Capital Corp. 5.875%, 3/15/2025[2]	38,249
52,000	Sprint Capital Corp. 6.875%, 11/15/2028	53,446
40,000	TEGNA, Inc. 5.125%, 7/15/2020[2]	40,100
22,000	T-Mobile USA, Inc. 6.000%, 4/15/2024[2]	22,935
		430,320
	CONSUMER DISCRETIONARY — 13.3%
25,000	Aramark Services, Inc. 5.125%, 1/15/2024[2]	25,687
45,000	Boyd Gaming Corp. 6.375%, 4/1/2026[2]	47,605
26,000	Brinker International, Inc. 3.875%, 5/15/2023	25,675
25,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. 5.375%, 6/1/2024[2]	25,688
29,000	Choice Hotels International, Inc. 5.750%, 7/1/2022	31,176
22,000	Cinemark USA, Inc. 4.875%, 6/1/2023[2]	22,275
25,000	Eldorado Resorts, Inc. 6.000%, 4/1/2025[2]	26,281
19

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$40,000	General Motors Financial Co., Inc. 4.150%, 6/19/2023[2]	$41,200
30,000	Griffon Corp. 5.250%, 3/1/2022[2]	29,850
80,000	Hertz Corp. 5.875%, 10/15/2020[2]	80,100
30,000	Levi Strauss & Co. 5.000%, 5/1/2025[2]	31,050
38,000	Meritage Homes Corp. 6.000%, 6/1/2025[2]	40,850
35,000	National CineMedia LLC 6.000%, 4/15/2022[2]	35,350
50,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	50,611
50,000	RR Donnelley & Sons Co. 6.500%, 11/15/2023	49,455
41,000	Sally Holdings LLC / Sally Capital, Inc. 5.500%, 11/1/2023[2]	41,205
26,000	Sonic Automotive, Inc. 5.000%, 5/15/2023[2]	26,227
38,000	Summit Materials LLC / Summit Materials Finance Corp. 6.125%, 7/15/2023[2]	38,475
25,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, 6/15/2024	25,805
		694,565
	CONSUMER STAPLES — 2.9%
74,000	Anheuser-Busch InBev Worldwide, Inc. 4.150%, 1/23/2025[2]	80,158
40,000	General Mills, Inc. 4.200%, 4/17/2028[2]	43,185
30,000	Mondelez International, Inc. 3.625%, 5/7/2023[2]	31,461
		154,804
	ENERGY — 4.1%
25,000	Diamondback Energy, Inc. 4.750%, 11/1/2024[2]	25,719
25,000	Enterprise Products Operating LLC 3.500%, 2/1/2022	25,664
35,000	Murphy Oil Corp. 6.875%, 8/15/2024[2]	36,750
20

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$26,000	Sunoco LP / Sunoco Finance Corp. 5.500%, 2/15/2026[2]	$27,072
20,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.250%, 5/1/2023[2]	20,277
25,000	Unit Corp. 6.625%, 5/15/2021[2]	22,625
53,000	Valero Energy Corp. 4.000%, 4/1/2029[2]	55,489
		213,596
	FINANCIALS — 20.6%
50,000	Air Lease Corp. 3.875%, 7/3/2023[2]	52,113
40,000	Brookfield Finance LLC 4.000%, 4/1/2024[2,4]	42,041
40,000	Capital One Financial Corp. 3.750%, 7/28/2026[2]	40,706
42,000	CBRE Services, Inc. 5.250%, 3/15/2025[2]	46,363
38,000	CyrusOne LP / CyrusOne Finance Corp. 5.375%, 3/15/2027[2]	39,995
45,000	Discover Financial Services 3.850%, 11/21/2022	46,926
52,000	Fiserv, Inc. 4.400%, 7/1/2049[2]	54,708
50,000	Goldman Sachs Group, Inc. 4.332% (LIBOR 3 Month+175 basis points), 10/28/2027[2,3]	51,017
25,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875%, 2/1/2022[2]	25,250
25,000	iStar, Inc. 6.500%, 7/1/2021[2]	25,438
30,000	JPMorgan Chase & Co. 5.000% (LIBOR 3 Month+332 basis points), 7/1/2019[2,5]	29,904
35,000	Kennedy-Wilson, Inc. 5.875%, 4/1/2024[2]	35,700
35,000	Kilroy Realty LP 4.750%, 12/15/2028[2]	38,892
34,000	MetLife, Inc. 10.750%, 8/1/2039[2]	53,890
35,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. 4.500%, 9/1/2026[2]	35,919
52,000	MPT Operating Partnership LP / MPT Finance Corp. 5.000%, 10/15/2027[2]	53,560
21

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$45,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 7/1/2021[2]	$45,068
59,000	Principal Financial Group, Inc. 3.700%, 5/15/2029[2]	61,671
90,000	Prudential Financial, Inc. 5.875% (LIBOR 3 Month+418 basis points), 9/15/2042[2,5]	95,264
40,000	SBA Communications Corp. 4.875%, 7/15/2022[2]	40,505
20,000	Springleaf Finance Corp. 7.125%, 3/15/202[6]	21,913
25,000	Starwood Property Trust, Inc. 5.000%, 12/15/2021[2]	25,687
35,000	Synovus Financial Corp. 3.125%, 11/1/2022[2]	35,157
50,000	VEREIT Operating Partnership LP 4.600%, 2/6/2024[2]	53,093
30,000	Vornado Realty LP 3.500%, 1/15/2025[2]	30,621
		1,081,401
	HEALTH CARE — 7.2%
	Boston Scientific Corp.
25,000	3.750%, 3/1/2026[2]	26,590
25,000	4.700%, 3/1/2049[2]	28,692
79,000	Bristol-Myers Squibb Co. 3.250%, 2/27/2027	82,204
33,000	Encompass Health Corp. 5.750%, 11/1/2024[2]	33,604
	HCA, Inc.
38,000	5.375%, 9/1/2026[2]	40,945
39,000	5.125%, 6/15/2039[2]	40,549
25,000	Molina Healthcare, Inc. 5.375%, 11/15/2022[2]	26,000
77,000	Select Medical Corp. 6.375%, 6/1/2021[2]	77,104
20,000	Tenet Healthcare Corp. 4.500%, 4/1/2021	20,325
		376,013
	INDUSTRIALS — 4.2%
40,000	Great Lakes Dredge & Dock Corp. 8.000%, 5/15/2022[2]	42,350
22

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$25,000	H&E Equipment Services, Inc. 5.625%, 9/1/2025[2]	$25,712
25,000	Mobile Mini, Inc. 5.875%, 7/1/2024[2]	25,750
35,000	Oshkosh Corp. 5.375%, 3/1/2025[2]	36,312
36,000	Textron, Inc. 3.900%, 9/17/2029[2]	37,541
25,000	United Rentals North America, Inc. 5.875%, 9/15/2026[2]	26,625
25,000	WESCO Distribution, Inc. 5.375%, 12/15/2021[2]	25,188
		219,478
	MATERIALS — 2.1%
30,000	Louisiana-Pacific Corp. 4.875%, 9/15/2024[2]	30,488
27,000	Mercer International, Inc. 6.500%, 2/1/2024[2]	27,945
50,000	U.S. Concrete, Inc. 6.375%, 6/1/2024[2]	52,000
		110,433
	TECHNOLOGY — 2.1%
26,000	Advanced Micro Devices, Inc. 7.500%, 8/15/2022	29,380
25,000	Anixter, Inc. 5.125%, 10/1/2021	25,906
61,000	Dell, Inc. 5.400%, 9/10/2040	57,645
		112,931
	UTILITIES — 6.3%
25,000	AES Corp. 5.500%, 4/15/2025[2]	25,969
30,000	AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/2024[2]	31,950
65,000	Dominion Energy, Inc. 2.715%, 8/15/2021[6]	65,146
13,000	DPL, Inc. 7.250%, 10/15/2021[2]	13,975
50,000	Interstate Power & Light Co. 4.100%, 9/26/2028[2]	54,230
23

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$51,000	NextEra Energy Capital Holdings, Inc. 2.900%, 4/1/2022	$51,884
80,000	Southern California Edison Co. 4.200%, 3/1/2029[2]	85,183
		328,337
	Total Corporate Bonds
	(Cost $3,598,373)	3,721,878
	SHORT-TERM INVESTMENTS — 0.2%
10,263	UMB Money Market Fiduciary, 0.25%[7]	10,263
	Total Short-Term Investments
	(Cost $10,263)	10,263

	TOTAL INVESTMENTS — 96.1%
	(Cost $4,938,285)	5,036,676

	Other Assets in Excess of Liabilities — 3.9%	202,492
	TOTAL NET ASSETS — 100.0%	$5,239,168

LP – Limited Partnership

[1]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[2]	Callable.
[3]	Floating rate security.
[4]	Foreign security denominated in U.S. dollars.
[5]	Variable rate security.
[6]	Step rate security.
[7]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

24

Aristotle Strategic Credit Fund

SUMMARY OF INVESTMENTS

As of June 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans
Communications	6.0%
Consumer Discretionary	5.7%
Financials	5.0%
Health Care	4.3%
Technology	3.9%
Total Bank Loans	24.9%
Corporate Bonds
Financials	20.6%
Consumer Discretionary	13.3%
Communications	8.2%
Health Care	7.2%
Utilities	6.3%
Industrials	4.2%
Energy	4.1%
Consumer Staples	2.9%
Technology	2.1%
Materials	2.1%
Total Corporate Bonds	71.0%
Short-Term Investments	0.2%
Total Investments	96.1%
Other Assets in Excess of Liabilities	3.9%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

25

Aristotle Strategic Credit Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $4,938,285)	$5,036,676
Cash	352
Receivables:
Investment securities sold	166,889
Dividends and interest	53,055
Due from Advisor	11,815
Prepaid expenses	11,397
Total assets	5,280,184

Liabilities:
Payables:
Auditing fees	11,433
Fund administration and accounting fees	9,789
Legal fees	5,932
Custody fees	4,424
Transfer agent fees and expenses	3,614
Trustees' deferred compensation (Note 3)	2,428
Chief Compliance Officer fees	861
Trustees' fees and expenses	42
Accrued other expenses	2,493
Total liabilities	41,016

Net Assets	$5,239,168

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$5,589,611
Total accumulated deficit	(350,443)
Net Assets	$5,239,168

Class I:
Shares of beneficial interest issued and outstanding	527,119
Net asset value per share	$9.94

See accompanying Notes to Financial Statements.

26

Aristotle Strategic Credit Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Interest	$128,328
Total investment income	128,328

Expenses:
Fund administration and accounting fees	42,656
Auditing fees	11,940
Advisory fees	11,812
Registration fees	11,416
Custody fees	6,151
Transfer agent fees and expenses	4,339
Miscellaneous	4,236
Trustees' fees and expenses	3,972
Chief Compliance Officer fees	3,005
Shareholder reporting fees	1,582
Insurance fees	659
Legal fees	66
Total expenses	101,834
Advisory fees waived	(11,812)
Other expenses absorbed	(74,440)
Net expenses	15,582
Net investment income	112,746

Realized and Unrealized Gain (Loss):
Net realized loss on investments	(31,897)
Net change in unrealized appreciation/depreciation on investments	313,631
Net realized and unrealized gain	281,734

Net Increase in Net Assets from Operations	$394,480

See accompanying Notes to Financial Statements.

27

Aristotle Strategic Credit Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$112,746	$259,254
Net realized loss on investments	(31,897)	(60,983)
Net change in unrealized appreciation/depreciation on investments	313,631	(267,020)
Net increase (decrease) in net assets resulting from operations	394,480	(68,749)

Distributions to Shareholders:
Distributions:	(112,849)	(258,595)
Total distributions to shareholders	(112,849)	(258,595)

Capital Transactions:
Class I:
Net proceeds from shares sold	38,944	2,364,339
Reinvestment of distributions	100,731	237,083
Cost of shares redeemed	(362)	(4,707,216)
Net increase (decrease) in net assets from capital transactions	139,313	(2,105,794)

Total increase (decrease) in net assets	420,944	(2,433,138)

Net Assets:
Beginning of period	4,818,224	7,251,362
End of period	$5,239,168	$4,818,224

Capital Share Transactions:
Class I:
Shares sold	4,000	240,696
Shares reinvested	10,303	24,274
Shares redeemed	(37)	(480,485)
Net increase (decrease) in capital share transactions	14,266	(215,515)

See accompanying Notes to Financial Statements.

28

Aristotle Strategic Credit Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2019	For the Year Ended December 31,				For the Period Ended December 31,
	(Unaudited)	2018	2017	2016	2015	2014*

Net asset value, beginning of period	$9.39	$9.96	$9.94	$9.36	$10.00	$10.00
Income from Investment Operations:
Net investment income[1]	0.22	0.41	0.41	0.43	0.45	-
Net realized and unrealized gain (loss)	0.55	(0.56)	0.02	0.59	(0.69)	-
Total from investment operations	0.77	(0.15)	0.43	1.02	(0.24)	-
Less Distributions:
From net investment income	(0.22)	(0.42)	(0.41)	(0.44)	(0.40)	-

Net asset value, end of period	$9.94	$9.39	$9.96	$9.94	$9.36	$10.00

Total return[2]	8.23%[3]	(1.58)%	4.35%	11.07%	(2.49)%	-%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,239	$4,818	$7,251	$9,139	$8,305	$250

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.05%[4]	4.03%	2.96%	3.18%	3.11%	-%[4]
After fees waived and expenses absorbed	0.62%[4]	0.62%	0.62%	0.62%	0.62%	-%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.05%[4]	0.80%	1.73%	1.88%	2.01%	-%[4]
After fees waived and expenses absorbed	4.48%[4]	4.21%	4.07%	4.44%	4.50%	-%[4]
Portfolio turnover rate	33%[3]	89%	69%	75%	88%	-%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

29

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.0%
	COMMUNICATIONS — 2.1%
35,700	Twitter, Inc.*	$1,245,930

	CONSUMER DISCRETIONARY — 4.5%
7,200	Home Depot, Inc.	1,497,384
25,000	Lennar Corp. - Class A	1,211,500
78	Lennar Corp. - Class B	3,004
		2,711,888
	CONSUMER STAPLES — 8.8%
31,000	Coca-Cola Co.	1,578,520
18,000	Tyson Foods, Inc. - Class A	1,453,320
21,800	Unilever N.V.[1]	1,323,696
17,100	Walgreens Boots Alliance, Inc.	934,857
		5,290,393
	ENERGY — 5.4%
35,000	Halliburton Co.	795,900
15,500	Phillips 66	1,449,870
6,600	Pioneer Natural Resources Co.	1,015,476
		3,261,246
	FINANCIALS — 20.3%
9,800	Ameriprise Financial, Inc.	1,422,568
170,000	Banco Bilbao Vizcaya Argentaria S.A. - ADR[1]	945,200
65,500	Bank of America Corp.	1,899,500
10,900	BOK Financial Corp.	822,732
14,200	Capital One Financial Corp.	1,288,508
8,000	Chubb Ltd.[1]	1,178,320
15,000	Commerce Bancshares, Inc.	894,900
9,000	Cullen/Frost Bankers, Inc.	842,940
22,000	East West Bancorp, Inc.	1,028,940
10,600	JPMorgan Chase & Co.	1,185,080
154,000	Mitsubishi UFJ Financial Group, Inc. - ADR[1]	731,500
		12,240,188
	HEALTH CARE — 14.4%
24,200	Acadia Healthcare Co., Inc.*	845,790
19,700	Alcon, Inc.*,[1]	1,222,385
8,600	Amgen, Inc.	1,584,808
15,400	Danaher Corp.	2,200,968
15,700	Medtronic PLC[1]	1,529,023

30

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
14,500	Novartis A.G. - ADR[1]	$1,323,995
		8,706,969
	INDUSTRIALS — 12.2%
14,271	Allegion PLC[1]	1,577,659
7,700	General Dynamics Corp.	1,400,014
33,800	Johnson Controls International PLC[1]	1,396,278
19,000	Oshkosh Corp.	1,586,310
8,200	Parker-Hannifin Corp.	1,394,082
		7,354,343
	MATERIALS — 4.9%
6,400	Martin Marietta Materials, Inc.	1,472,704
12,500	PPG Industries, Inc.	1,458,875
		2,931,579
	REAL ESTATE — 2.9%
7,200	Equity LifeStyle Properties, Inc. - REIT	873,648
6,900	Sun Communities, Inc. - REIT	884,511
		1,758,159
	TECHNOLOGY — 20.1%
9,800	Adobe, Inc.*	2,887,570
8,600	ANSYS, Inc.*	1,761,452
19,500	Microchip Technology, Inc.	1,690,650
18,700	Microsoft Corp.	2,505,052
16,500	PayPal Holdings, Inc.*	1,888,590
26,000	Sony Corp. - ADR[1]	1,362,140
		12,095,454
	UTILITIES — 0.4%
5,078	National Fuel Gas Co.	267,864
	Total Common Stocks
	(Cost $53,383,969)	57,864,013
31

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 3.6%
$2,153,962	UMB Money Market Fiduciary, 0.25%[2]	$2,153,962
	Total Short-Term Investments
	(Cost $2,153,962)	2,153,962

	TOTAL INVESTMENTS — 99.6%
	(Cost $55,537,931)	60,017,975
	Other Assets in Excess of Liabilities — 0.4%	233,592
	TOTAL NET ASSETS — 100.0%	$60,251,567

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

32

Aristotle Value Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	20.3%
Technology	20.1%
Health Care	14.4%
Industrials	12.2%
Consumer Staples	8.8%
Energy	5.4%
Materials	4.9%
Consumer Discretionary	4.5%
Real Estate	2.9%
Communications	2.1%
Utilities	0.4%
Total Common Stocks	96.0%
Short-Term Investments	3.6%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

33

Aristotle Value Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $55,537,931)	$60,017,975
Receivables:
Investment securities sold	23,469
Fund shares sold	142,999
Dividends and interest	69,778
Prepaid expenses	28,649
Total assets	60,282,870

Liabilities:
Payables:
Advisory fees	12,135
Auditing fees	9,426
Trustees' deferred compensation (Note 3)	2,541
Custody fees	734
Chief Compliance Officer fees	383
Trustees' fees and expenses	85
Accrued other expenses	5,999
Total liabilities	31,303

Net Assets	$60,251,567

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$56,589,459
Total distributable earnings	3,662,108
Net Assets	$60,251,567

Class I:
Shares of beneficial interest issued and outstanding	4,494,763
Net asset value per share	$13.40

See accompanying Notes to Financial Statements.

34

Aristotle Value Equity Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $29,133)	$825,068
Interest	4,787
Total investment income	829,855

Expenses:
Advisory fees	263,166
Fund administration fees	64,302
Miscellaneous	16,911
Transfer agent fees and expenses	13,655
Registration fees	11,871
Auditing fees	9,751
Custody fees	6,756
Trustees' fees and expenses	4,198
Shareholder reporting fees	2,476
Chief Compliance Officer fees	2,405
Legal fees	1,607
Insurance fees	709
Total expenses	397,807
Advisory fees waived	(55,659)
Net expenses	342,148
Net investment income	487,707

Realized and Unrealized Gain (Loss):
Net realized loss on investments	(1,152,340)
Net change in unrealized appreciation/depreciation on investments	18,838,831
Net realized and unrealized gain	17,686,491

Net Increase in Net Assets from Operations	$18,174,198

See accompanying Notes to Financial Statements.

35

Aristotle Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$487,707	$604,995
Net realized gain (loss) on investments	(1,152,340)	495,838
Net change in unrealized appreciation/depreciation on investments	18,838,831	(15,363,863)
Net increase (decrease) in net assets resulting from operations	18,174,198	(14,263,030)

Distributions to Shareholders:
Distributions:	-	(1,320,624)
Total distributions to shareholders	-	(1,320,624)

Capital Transactions:
Class I:
Net proceeds from shares sold	37,230,436	111,297,821
Reinvestment of distributions	-	1,299,703
Cost of shares redeemed[1]	(93,883,956)	(7,452,918)
Net increase (decrease) in net assets from capital transactions	(56,653,520)	105,144,606

Total increase (decrease) in net assets	(38,479,322)	89,560,952

Net Assets:
Beginning of period	98,730,889	9,169,937
End of period	$60,251,567	$98,730,889

Capital Share Transactions:
Class I:
Shares sold	2,955,009	8,517,003
Shares reinvested	-	111,181
Shares redeemed	(7,203,761)	(610,356)
Net increase (decrease) in capital share transactions	(4,248,752)	8,017,828

[1]	Net of redemption fee proceeds of $1,931 and $932, respectively.

See accompanying Notes to Financial Statements.

36

Aristotle Value Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2019	For the Year Ended December 31,		For the Period August 31, 2016* through December 31,
	(Unaudited)	2018	2017	2016
Net asset value, beginning of period	$11.29	$12.64	$10.45	$10.00
Income from Investment Operations:
Net investment income[1]	0.07	0.13	0.11	0.03
Net realized and unrealized gain (loss)	2.04	(1.33)	2.20	0.45
Total from investment operations	2.11	(1.20)	2.31	0.48

Less Distributions:
From net investment income	-	(0.07)	(0.06)	(0.03)
From net realized gain	-	(0.08)	(0.06)	-
Total distributions	-	(0.15)	(0.12)	(0.03)

Redemption fee proceeds[1]	- [2]	- [2]	-	-

Net asset value, end of period	$13.40	$11.29	$12.64	$10.45

Total return[3]	18.69%[4]	(9.53)%	22.12%	4.77%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$60,252	$98,731	$9,170	$2,571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.91%[5]	0.96%	4.53%	10.12%[5]
After fees waived and expenses absorbed	0.78%[5]	0.78%	0.78%	0.78%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.98%[5]	0.89%	(2.80)%	(8.43)%[5]
After fees waived and expenses absorbed	1.11%[5]	1.07%	0.95%	0.91%[5]

Portfolio turnover rate	44%[4]	18%	14%	7%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

37

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 52.1%
	COMMUNICATIONS — 1.1%
5,838	ATN International, Inc.	$337,028
3,966	John Wiley & Sons, Inc. - Class A	181,881
7,234	World Wrestling Entertainment, Inc. - Class A	522,367
		1,041,276
	CONSUMER DISCRETIONARY — 4.8%
49,463	1-800-Flowers.com, Inc. - Class A*	933,861
9,107	Carter's, Inc.	888,297
24,971	Designer Brands, Inc.	478,694
28,748	HMS Holdings Corp.*	931,148
4,705	Huron Consulting Group, Inc.*	237,038
13,575	Liquidity Services, Inc.*	82,672
11,115	Monro, Inc.	948,109
16,828	Sonos, Inc.*	190,830
		4,690,649
	CONSUMER STAPLES — 1.6%
16,263	Chefs' Warehouse, Inc.*	570,344
12,629	Herbalife Nutrition Ltd.*,[1]	540,016
8,888	Nu Skin Enterprises, Inc. - Class A	438,356
		1,548,716
	ENERGY — 1.7%
75,851	Ardmore Shipping Corp.*,[1]	618,185
45,754	Keane Group, Inc.*	307,467
11,025	Oceaneering International, Inc.*	224,800
68,956	Ring Energy, Inc.*	224,107
33,876	RPC, Inc.	244,246
		1,618,805
	FINANCIALS — 6.7%
11,704	American Equity Investment Life Holding Co.	317,881
5,658	Banner Corp.	306,381
12,618	Berkshire Hills Bancorp, Inc.	396,079
26,038	Byline Bancorp, Inc.*	497,846
10,835	Chemical Financial Corp.	445,427
6,909	Columbia Banking System, Inc.	249,968
25,149	Customers Bancorp, Inc.*	528,129
18,293	First Financial Bancorp	443,056
28,263	National Bank Holdings Corp. - Class A	1,025,947
27,087	Opus Bank	571,806
12,596	PacWest Bancorp	489,103
38

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
6,651	Texas Capital Bancshares, Inc.*	$408,172
24,445	Umpqua Holdings Corp.	405,542
20,021	Veritex Holdings, Inc.	519,545
		6,604,882
	HEALTH CARE — 5.8%
19,751	Acadia Healthcare Co., Inc.*	690,297
5,030	Charles River Laboratories International, Inc.*	713,757
2,170	Chemed Corp.	783,023
48,949	Cross Country Healthcare, Inc.*	459,142
15,495	MEDNAX, Inc.*	390,939
16,000	Merit Medical Systems, Inc.*	952,960
16,886	Prestige Consumer Healthcare, Inc.*	534,948
9,652	Providence Service Corp.*	553,446
9,858	Quidel Corp.*	584,776
1,842	Supernus Pharmaceuticals, Inc.*	60,952
		5,724,240
	INDUSTRIALS — 12.8%
18,192	AerCap Holdings NV*,[1]	946,166
9,836	Albany International Corp. - Class A	815,503
17,374	Altra Industrial Motion Corp.	623,379
12,052	ASGN, Inc.*	730,351
4,101	AZZ, Inc.	188,728
9,169	Barnes Group, Inc.	516,581
28,343	CAI International, Inc.*	703,473
10,243	Capital Product Partners LP1	107,551
18,747	Casella Waste Systems, Inc. - Class A*	742,944
20,077	Columbus McKinnon Corp.	842,632
41,993	Commercial Vehicle Group, Inc.*	336,784
6,976	Diamond S Shipping, Inc.*,[1]	89,083
10,204	Dycom Industries, Inc.*	600,709
9,550	Genesee & Wyoming, Inc. - Class A*	955,000
81,670	InnerWorkings, Inc.*	311,979
12,876	Matthews International Corp. - Class A	448,729
12,438	Mercury Systems, Inc.*	875,013
23,206	SP Plus Corp.*	740,968
31,848	Team, Inc.*	487,911
15,208	Titan Machinery, Inc.*	312,981
49,805	U.S. Xpress Enterprises, Inc. - Class A*	255,998
25,617	Wabash National Corp.	416,789
39

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
6,735	Wabtec Corp.	$483,304
		12,532,556
	MATERIALS — 1.3%
29,043	Alamos Gold, Inc. - Class A1	175,710
17,598	Kraton Corp.*	546,770
17,699	Silgan Holdings, Inc.	541,589
		1,264,069
	REAL ESTATE — 3.5%
17,413	Community Healthcare Trust, Inc. - REIT	686,246
16,555	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	466,520
13,011	Omega Healthcare Investors, Inc. - REIT	478,154
23,950	QTS Realty Trust, Inc. - Class A - REIT	1,106,011
21,978	STAG Industrial, Inc. - REIT	664,615
		3,401,546
	TECHNOLOGY — 11.0%
22,348	ACI Worldwide, Inc.*	767,430
11,333	Advanced Energy Industries, Inc.*	637,708
5,636	Aspen Technology, Inc.*	700,442
9,528	Belden, Inc.	567,583
15,481	Benchmark Electronics, Inc.	388,883
19,774	Bottomline Technologies DE, Inc.*	874,802
32,465	CalAmp Corp.*	379,191
24,168	Electronics For Imaging, Inc.*	892,041
5,765	Euronet Worldwide, Inc.*	969,904
1,621	Gartner, Inc.*	260,884
20,535	Infinera Corp.*	59,757
6,270	Insight Enterprises, Inc.*	364,914
13,964	Itron, Inc.*	873,727
34,321	Knowles Corp.*	628,418
16,134	MACOM Technology Solutions Holdings, Inc.*	244,107
6,973	MTS Systems Corp.	408,130
9,652	Novanta, Inc.*,[1]	910,184
4,318	Rogers Corp.*	745,200
15,993	TiVo Corp.	117,868
		10,791,173
	UTILITIES — 1.8%
12,514	ALLETE, Inc.	1,041,290
40

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
12,612	Unitil Corp.	$755,333
		1,796,623
	Total Common Stocks
	(Cost $50,834,402)	51,014,535
	EXCHANGE-TRADED FUNDS — 1.1%
3,836	iShares Russell 2000 ETF	596,498
4,492	iShares Russell 2000 Value ETF	541,286
	Total Exchange-Traded Funds
	(Cost $1,137,844)	1,137,784

Principal Amount
	SHORT-TERM INVESTMENTS — 2.1%
$2,076,385	UMB Money Market Fiduciary, 0.25%[2]	2,076,385
	Total Short-Term Investments
	(Cost $2,076,385)	2,076,385

	TOTAL INVESTMENTS — 55.3%
	(Cost $54,048,631)	54,228,704

	Other Assets in Excess of Liabilities — 44.7%	43,753,540
	TOTAL NET ASSETS — 100.0%	$97,982,244

LP – Limited Partnership

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

41

Aristotle Small Cap Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	12.8%
Technology	11.0%
Financials	6.7%
Health Care	5.8%
Consumer Discretionary	4.8%
Real Estate	3.5%
Utilities	1.8%
Energy	1.7%
Consumer Staples	1.6%
Materials	1.3%
Communications	1.1%
Total Common Stocks	52.1%
Exchange-Traded Funds	1.1%
Short-Term Investments	2.1%
Total Investments	55.3%
Other Assets in Excess of Liabilities	44.7%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

42

Aristotle Small Cap Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $53,999,991)	$54,228,704
Receivables:
Investment securities sold	67,071
Fund shares sold	44,140,750
Dividends and interest	33,898
Prepaid expenses	5,189
Total assets	98,475,612

Liabilities:
Payables:
Fund shares redeemed	10,928
Investment securities purchased	425,817
Advisory fees	16,235
Shareholder servicing fees (Note 7)	1,101
Offering costs	10,084
Auditing fees	9,424
Transfer agent fees and expenses	4,145
Custody fees	3,670
Fund administration fees	2,707
Trustees' deferred compensation (Note 3)	2,484
Chief Compliance Officer fees	439
Trustees' fees and expenses	77
Accrued other expenses	6,257
Total liabilities	493,368

Net Assets	$97,982,244

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$97,875,895
Total distributable earnings	106,349
Net Assets	$97,982,244

Class I:
Shares of beneficial interest issued and outstanding	7,727,558
Net asset value per share	$12.68

See accompanying Notes to Financial Statements.

43

Aristotle Small Cap Equity Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $86)	$302,592
Interest	2,322
Total investment income	304,914

Expenses:
Advisory fees	184,758
Fund administration fees	35,334
Shareholder servicing fees (Note 7)	27,346
Custody fees	13,420
Registration fees	9,919
Auditing fees	9,872
Miscellaneous	8,888
Transfer agent fees and expenses	7,011
Shareholder reporting fees	4,474
Trustees' fees and expenses	4,068
Chief Compliance Officer fees	2,405
Legal fees	1,835
Insurance fees	688
Total expenses	310,018
Advisory fees waived	(88,308)
Net expenses	221,710
Net investment income	83,204

Realized and Unrealized Gain:
Net realized gain on investments	396,529
Net change in unrealized appreciation/depreciation on investments	6,980,875
Net realized and unrealized gain	7,377,404

Net Increase in Net Assets from Operations	$7,460,608

See accompanying Notes to Financial Statements.

44

Aristotle Small Cap Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$83,204	$27,266
Net realized gain on investments	396,529	1,338,801
Net change in unrealized appreciation/depreciation on investments	6,980,875	(7,548,246)
Net increase (decrease) in net assets resulting from operations	7,460,608	(6,182,179)

Distributions to Shareholders:
Distributions:	-	(1,967,644)
Total distributions to shareholders	-	(1,967,644)

Capital Transactions:
Net proceeds from shares sold	53,335,792	43,043,038
Reinvestment of distributions	-	1,897,667
Cost of shares redeemed[1]	(3,716,259)	(7,310,406)
Net increase in net assets from capital transactions	49,619,533	37,630,299

Total increase in net assets	57,080,141	29,480,476

Net Assets:
Beginning of period	40,902,103	11,421,627
End of period	$97,982,244	$40,902,103

Capital Share Transactions:
Shares sold	4,221,772	3,299,515
Shares reinvested	-	168,982
Shares redeemed	(303,130)	(549,589)
Net increase in capital share transactions	3,918,642	2,918,908

[1]	Net of redemption fee proceeds of $2 and $0, respectively.

See accompanying Notes to Financial Statements.

45

Aristotle Small Cap Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2019	For the Year Ended December 31,			For the Period October 30, 2015* through December 31,
	(Unaudited)	2018	2017	2016	2015
Net asset value, beginning of period	$10.74	$12.83	$11.40	$9.65	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.02	0.01	- [2]	(0.01)	0.01
Net realized and unrealized gain (loss)	1.92	(1.56)	2.03	1.78	(0.35)
Total from investment operations	1.94	(1.55)	2.03	1.77	(0.34)

Less Distributions:
From net investment income	-	(0.01)	-	- [2]	(0.01)
From net realized gain	-	(0.53)	(0.60)	(0.02)	-
Total distributions	-	(0.54)	(0.60)	(0.02)	(0.01)

Redemption fee proceeds[1]	- [2]	-	- [2]	- [2]	-

Net asset value, end of period	$12.68	$10.74	$12.83	$11.40	$9.65

Total return[3]	18.06%[5]	(12.29)%	17.87%	18.31%	(3.43)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$97,982	$40,902	$11,422	$4,118	$1,569

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.26%[6]	1.44%	4.96%	9.28%	19.35%[6]
After fees waived and expenses absorbed	0.90%[6]	0.90%	1.04%[4]	1.15%	1.15%[6]
Ratio of net investment income (loss) to average net assets :
Before fees waived and expenses absorbed	(0.02)%[6]	(0.46)%	(3.90)%	(8.19)%	(17.80)%[6]
After fees waived and expenses absorbed	0.34%[6]	0.08%	0.02%	(0.06)%	0.40%[6]

Portfolio turnover rate	8%[5]	94%	42%	18%	2%[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Effective September 1, 2017, the Advisor has contractually limited the operating expenses to 0.90%. Prior to September 1, 2017, the Advisor had contractually agreed to limit the operating expenses to 1.15%.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

46

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.4%
	CONSUMER DISCRETIONARY — 12.3%
533	Amazon.com, Inc.*	$1,009,305
9,419	Comcast Corp. - Class A	398,235
2,376	Home Depot, Inc.	494,137
1,939	Marriott International, Inc. - Class A	272,022
873	O'Reilly Automotive, Inc.*	322,416
2,857	Walt Disney Co.	398,952
		2,895,067
	CONSUMER STAPLES — 6.0%
1,390	Costco Wholesale Corp.	367,321
2,361	Dollar General Corp.	319,113
1,721	Estee Lauder Cos., Inc. - Class A	315,132
3,036	PepsiCo, Inc.	398,111
		1,399,677
	ENERGY — 4.1%
2,642	Chevron Corp.	328,771
3,288	EOG Resources, Inc.	306,310
3,467	Phillips 66	324,303
		959,384
	FINANCIALS — 14.3%
2,610	Alexandria Real Estate Equities, Inc. - REIT	368,245
2,686	Ameriprise Financial, Inc.	389,900
7,944	Bank of America Corp.	230,376
2,789	Chubb Ltd. [1]	410,792
2,836	Fidelity National Information Services, Inc.	347,920
6,664	Intercontinental Exchange, Inc.	572,704
7,020	JPMorgan Chase & Co.	784,836
5,686	Zions Bancorp N.A.	261,442
		3,366,215
	HEALTH CARE — 15.8%
7,176	Abbott Laboratories	603,502
1,369	Alexion Pharmaceuticals, Inc.*	179,312
1,738	Becton, Dickinson and Co.	437,993
2,541	Bio-Techne Corp.	529,773
2,168	Celgene Corp.*	200,410
2,837	Cigna Corp.	446,969
3,089	Guardant Health, Inc.*	266,673
1,340	Teleflex, Inc.	443,741
47

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
2,104	Thermo Fisher Scientific, Inc.	$617,903
		3,726,276
	INDUSTRIALS — 10.4%
3,812	AMETEK, Inc.	346,282
670	Boeing Co.	243,887
2,046	Honeywell International, Inc.	357,211
1,100	Ingersoll-Rand PLC	139,337
2,425	Norfolk Southern Corp.	483,375
1,300	Roper Technologies, Inc.	476,138
2,737	Stanley Black & Decker, Inc.	395,798
		2,442,028
	INFORMATION TECHNOLOGY — 20.3%
807	Alphabet, Inc. - Class A*	873,820
3,519	Apple, Inc.	696,480
1,408	Broadcom, Inc.	405,307
9,517	Microsoft Corp.	1,274,897
1,672	NVIDIA Corp.	274,593
2,364	salesforce.com, Inc.*	358,690
5,095	Visa, Inc. - Class A	884,237
		4,768,024
	MATERIALS — 2.8%
3,394	Avery Dennison Corp.	392,618
3,854	Ball Corp.	269,741
		662,359
	REAL ESTATE — 1.5%
4,543	Prologis, Inc.	363,894
	TECHNOLOGY — 3.7%
802	Adobe, Inc.*	236,309
8,264	Cisco Systems, Inc.	452,289
1,977	Microchip Technology, Inc.	171,406
		860,004
	UTILITIES — 3.2%
3,038	American Water Works Co., Inc.	352,408
48

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
1,996	NextEra Energy, Inc.	$408,901
		761,309
	Total Common Stocks
	(Cost $19,834,153)	22,204,237

Principal Amount
	SHORT-TERM INVESTMENTS — 5.2%
$1,230,310	UMB Money Market Fiduciary, 0.25%[2]	1,230,310
	Total Short-Term Investments
	(Cost $1,230,310)	1,230,310

	TOTAL INVESTMENTS — 99.6%
	(Cost $21,064,463)	23,434,547

	Other Assets in Excess of Liabilities — 0.4%	93,108
	TOTAL NET ASSETS — 100.0%	$23,527,655

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

49

Aristotle Core Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	20.3%
Health Care	15.8%
Financials	14.3%
Consumer Discretionary	12.3%
Industrials	10.4%
Consumer Staples	6.0%
Energy	4.1%
Technology	3.7%
Utilities	3.2%
Materials	2.8%
Real Estate	1.5%
Total Common Stocks	94.4%
Short-Term Investments	5.2%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

50

Aristotle Core Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $21,064,463)	$23,434,547
Receivables:
Fund shares sold	178,930
Due from Advisor	5,331
Dividends and interest	9,020
Prepaid expenses	12,706
Total assets	23,640,534

Liabilities:
Payables:
Investment securities purchased	78,622
Auditing fees	8,390
Fund administration fees	5,899
Custody fees	4,070
Transfer agent fees and expenses	3,602
Trustees' deferred compensation (Note 3)	2,435
Chief Compliance Officer fees	479
Trustees' fees and expenses	131
Shareholder servicing fees (Note 7)	101
Accrued other expenses	9,150
Total liabilities	112,879

Net Assets	$23,527,655

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$21,326,317
Total distributable earnings	2,201,338
Net Assets	$23,527,655

Class I:
Shares of beneficial interest issued and outstanding	1,798,540
Net asset value per share	$13.08

See accompanying Notes to Financial Statements.

51

Aristotle Core Equity Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $0)	$87,324
Interest	780
Total investment income	88,104

Expenses:
Advisory fees	34,073
Fund administration and accounting fees	33,737
Registration fees	12,082
Custody fees	9,038
Auditing fees	8,876
Shareholder servicing fees (Note 7)	5,489
Transfer agent fees and expenses	4,910
Miscellaneous	4,454
Trustees' fees and expenses	4,073
Shareholder reporting fees	2,855
Chief Compliance Officer fees	2,405
Legal fees	2,085
Insurance fees	698
Total expenses	124,775
Advisory fees waived	(34,073)
Other expenses absorbed	(46,409)
Net expenses	44,293
Net investment income	43,811

Realized and Unrealized Gain (Loss):
Net realized loss on investments	(72,783)
Net change in unrealized appreciation/depreciation on investments	2,682,281
Net realized and unrealized gain	2,609,498

Net Increase in Net Assets from Operations	$2,653,309

See accompanying Notes to Financial Statements.

52

Aristotle Core Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended Decmeber 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$43,811	$64,645
Net realized loss on investments	(72,783)	(121,067)
Net change in unrealized appreciation/depreciation on investments	2,682,281	(882,527)
Net increase (decrease) in net assets resulting from operations	2,653,309	(938,949)

Distributions to Shareholders:
Distributions:	-	(115,212)
Total distributions to shareholders	-	(115,212)

Capital Transactions:
Class I:
Net proceeds from shares sold	10,613,808	5,490,522
Reinvestment of distributions	-	112,597
Cost of shares redeemed[1]	(494,320)	(674,426)
Net increase in net assets from capital transactions	10,119,488	4,928,693

Total increase in net assets	12,772,797	3,874,532

Net Assets:
Beginning of period	10,754,858	6,880,326
End of period	$23,527,655	$10,754,858

Capital Share Transactions:
Class I:
Shares sold	829,111	453,855
Shares reinvested	-	10,236
Shares redeemed	(39,453)	(57,805)
Net increase in capital share transactions	789,658	406,286

[1]	Net of redemption fee proceeds of $27 and $0, respectively.

See accompanying Notes to Financial Statements.

53

Aristotle Core Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended Decmeber 31, 2018	For the Period March 31, 2017* through December 31, 2017
Net asset value, beginning of period	$10.66	$11.42	$10.00
Income from Investment Operations:
Net investment income[1]	0.04	0.08	0.07
Net realized and unrealized gain (loss) on investments	2.38	(0.72)	1.39
Total from investment operations	2.42	(0.64)	1.46

Less Distributions:
From net investment income	-	(0.07)	(0.04)
From net realized gain	-	(0.05)	-
Total distributions	-	(0.12)	(0.04)

Redemption fee proceeds[1]	- [2]	-	-

Net asset value, end of period	$13.08	$10.66	$11.42

Total return[3]	22.70%[4]	(5.66)%	14.64%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,528	$10,755	$6,880

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.83%[5]	2.59%	5.85%[5]
After fees waived and expenses absorbed	0.65%[5]	0.65%	0.65%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.54)%[5]	(1.28)%	(4.40)%[5]
After fees waived and expenses absorbed	0.64%[5]	0.66%	0.80%[5]

Portfolio turnover rate	19%[4]	32%	22%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

54

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (Unaudited)

Note 1 – Organization

Aristotle/Saul Global Opportunities Fund (the ‘‘Saul Global Opportunities Fund’’), Aristotle International Equity Fund (the “International Equity Fund”), Aristotle Strategic Credit Fund (the “Strategic Credit Fund”), Aristotle Value Equity Fund (the “Value Equity Fund”), Aristotle Small Cap Equity Fund (the “Small Cap Equity Fund) and Aristotle Core Equity Fund (the “Core Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Saul Global Opportunities Fund’s primary investment objective is to maximize long-term capital appreciation and income. The Fund commenced investment operations on March 30, 2012.

The International Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on March 31, 2014.

The Strategic Credit Fund’s primary investment objectives are to seek income and capital appreciation. The Fund commenced investment operations on December 31, 2014.

The Value Equity Fund’s primary investment objective is to maximize long-term capital appreciation. The Fund commenced investment operations on August 31, 2016.

The Small Cap Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on October 30, 2015.

The Core Equity Fund’s primary investment objective is to seek long-term growth of capital. The Fund commenced investment operations on March 31, 2017.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

55

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2019 (Unaudited)

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF in which each Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

56

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2019 (Unaudited)

(e) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(f) Forward Foreign Currency Exchange Contracts

The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of June 30, 2019, the Saul Global Opportunities Fund had 4 outstanding forward currency contracts purchased long 5 outstanding forward currency contracts sold short.

(g) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax periods ended December 31, 2015-2018, and as of and during the six months ended June 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

57

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2019 (Unaudited)

(h) Distributions to Shareholders

The Saul Global Opportunities Fund, International Equity Fund, Value Equity Fund, Small Cap Equity Fund and Core Equity Fund will make distributions of net investment income, if any, at least annually, typically in December. The Strategic Credit Fund will make distributions of net investment income monthly. Each Fund makes distributions of its net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into Investment Advisory Agreements (the “Agreements”) with Aristotle Capital Management, LLC, Aristotle Credit Partners, LLC, Aristotle Capital Boston, LLC and Aristotle Atlantic Partners, LLC (the “Advisors”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the respective Advisor based on each Fund’s average daily net assets. The annual rates are listed in the table below:

	Investment Advisors	Investment Advisory Fees
Saul Global Opportunities Fund	Aristotle Capital Management, LLC	0.70%
International Equity Fund	Aristotle Capital Management, LLC	0.70%
Strategic Credit Fund	Aristotle Credit Partners, LLC	0.47%
Value Equity Fund	Aristotle Capital Management, LLC	0.60%
Small Cap Equity Fund	Aristotle Capital Boston, LLC	0.75%
Core Equity Fund	Aristotle Atlantic Partners, LLC	0.50%

The respective Advisor for each fund has contractually agreed to waive its fees and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation). The agreements are effective until the dates listed below and may be terminated before those dates only by the Trust’s Board of Trustees. The table below contains the agreement expiration and expense cap by Fund:

58

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2019 (Unaudited)

	Agreement Expires	Total Limit on Annual Operating Expenses†
Saul Global Opportunities Fund	April 30, 2021	0.80%
International Equity Fund	April 30, 2021	0.80%
Strategic Credit Fund	April 30, 2020	0.62%
Value Equity Fund	April 30, 2020	0.78%
Small Cap Equity Fund	April 30, 2020	0.90%
Core Equity Fund	April 30, 2020	0.65%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

For the six months ended June 30, 2019, the respective Advisor waived its advisory fees and absorbed other expenses as follows:

	Advisory fees	Other expenses	Total
Saul Global Opportunities Fund	$80,602	$-	$80,602
International Equity Fund	103,658	-	103,658
Strategic Credit Fund	11,812	74,440	86,252
Value Equity Fund	55,659	-	55,659
Small Cap Equity Fund	88,308	-	88,308
Core Equity Fund	34,073	46,409	80,482

The respective Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. Each Advisor may recapture all or a portion of these amounts no later than December 31, of the years stated below:

	Saul Global Opportunities Fund	International Equity Fund	Strategic Credit Fund	Value Equity Fund	Small Cap Equity Fund	Core Equity Fund
2019	$188,194	$182,340	$222,594	$68,253	$215,062	$-
2020	272,495	201,668	207,025	199,037	186,635	167,061
2021	252,914	213,673	209,775	102,754	193,718	191,146
2022	80,602	103,658	86,252	55,659	88,308	80,482
Total	$794,205	$701,339	$725,646	$425,703	$683,723	$438,689

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2019 are reported on the Statements of Operations.

59

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2019 (Unaudited)

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended June 30, 2019, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended June 30, 2019, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At June 30, 2019, the gross unrealized appreciation (depreciation) on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Saul Global Opportunities Fund	International Equity Fund	Strategic Credit Fund	Value Equity Fund	Small Cap Equity Fund	Core Equity Fund
Cost of investments	$59,828,066	$66,215,047	$4,938,285	$55,546,984	$54,245,117	$21,095,769

Gross unrealized appreciation	$14,856,983	$7,545,189	$129,741	$5,942,746	$6,378,013	$2,601,800
Gross unrealized depreciation	(4,562,415)	(3,644,725)	(31,350)	(1,471,755)	(6,394,426)	(263,022)

Net unrealized appreciation (depreciation) on investments	$10,294,568	$3,900,464	$98,391	$4,470,991	$(16,413)	$2,338,778

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

60

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2019 (Unaudited)

As of December 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Saul Global Opportunities Fund	International Equity Fund	Strategic Credit Fund	Value Equity Fund	Small Cap Equity Fund	Core Equity Fund
Undistributed ordinary income	$-	$860	$165	$13,451	$-	$-
Undistributed long-term capital gains	522,885	33,952	—	-	2,448	29,331

Tax accumulated earnings	522,885	34,812	165	13,451	2,448	29,331

Accumulated capital and other losses	-	(32,971)	(416,998)	(158,417)	(368,537)	(137,834)
Net unrealized appreciation (depreciation) on investments	2,246,742	(4,028,929)	(215,241)	(14,367,124)	(6,988,170)	(343,503)
Net unrealized appreciation (depreciation) on foreign currency	270	(130)	-	-	-	-
Total accumulated earnings (deficit)	$2,769,897	$(4,027,218)	$(632,074)	$(14,512,090)	$(7,354,259)	$(452,006)

The tax character of the distributions paid during the fiscal year ended December 31, 2018 and December 31, 2017 were as follows:

	Saul Global Opportunities Fund		International Equity Fund
Distributions paid from:	2018	2017	2018	2017
Ordinary income	$1,138,756	$566,147	$605,560	$237,585
Net long-term capital gains	6,208,281	62	-	-
Total distributions paid	$7,347,037	$566,209	$605,560	$237,585

	Strategic Credit Fund		Value Equity Fund
Distributions paid from:	2018	2017	2018	2017
Ordinary income	$258,595	$354,865	$754,375	$62,752
Net long-term capital gains	-	-	566,249	21,380
Total distributions paid	$258,595	$354,865	$1,320,624	$84,132

61

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2019 (Unaudited)

	Small Cap Equity Fund		Core Equity Fund
Distributions paid from:	2018	2017	2018	2017
Ordinary income	$942,720	$40,186	$97,559	$25,009
Net long-term capital gains	1,024,924	370,008	17,653	-
Total distributions paid	$1,967,644	$410,194	$115,212	$25,009

At December 31, 2018, the Funds had accumulated capital loss carryforwards as follows:

Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
Saul Global Opportunities Fund	$-	$-	$-
International Equity Fund	-	-	-
Strategic Credit Fund	382,698	34,300	416,998
Value Equity Fund	-	-	-
Small Cap Equity Fund	-	-	-
Core Equity Fund	-	-	-

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

During the fiscal year ended December 31, 2018, the International Equity Fund utilized $416,438 and $55,074 of its non-expiring short-term and long-term capital loss carryforwards, respectively.

As of December 31, 2018, the Value Equity, Small Cap Equity and Core Equity Funds had $158,417, $368,537 and $137,834 of post-October capital losses, respectively, which are deferred until January 1, 2019 for tax purposes. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

The International Equity Fund had $32,971 in qualified late-year losses, which are deferred until fiscal year 2019 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended June 30, 2019 and the year ended December 31, 2018, redemption fees were as follows:

	June 30, 2019	December 31, 2018
Saul Global Opportunities Fund	$-	$64
International Equity Fund	372	5,484
Value Equity Fund	1,931	932
Small Cap Equity Fund	2	-
Core Equity Fund	27	-

62

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2019 (Unaudited)

Note 6 – Investment Transactions

For the six months ended June 30, 2019, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Saul Global Opportunities Fund	$8,116,010	$14,644,040
International Equity Fund	22,481,698	6,857,812
Strategic Credit Fund	1,704,493	1,623,505
Value Equity Fund	36,261,800	91,403,188
Small Cap Equity Fund	8,971,287	3,816,249
Core Equity Fund	11,629,235	2,514,945

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the International Equity Fund, the Small Cap Equity Fund and the Core Equity Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2019, the International Equity Fund, the Small Cap Equity Fund and the Core Equity Fund shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
63

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2019 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2019, in valuing the Funds’ assets carried at fair value:

Saul Global Opportunities Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$68,777,339	$-	$-	$68,777,339
Short-Term Investments	1,345,295	-	-	1,345,295
Total Investments	$70,122,634	$-	$-	$70,122,634
Other Financial Instruments[3]
Forward Contracts	$-	$81,883	$-	$81,883
Total Assets	$70,122,634	$81,883	$-	$70,204,517

Liabilities
Other Financial Instruments[3]
Forward Contracts	$-	$198,797	$-	$198,797
Total Liabilities	$-	$198,797	$-	$198,797

International Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$66,837,735	$-	$-	$66,837,735
Short-Term Investments	3,277,776	-	-	3,277,776
Total Investments	$70,115,511	$-	$-	$70,115,511

Strategic Credit Fund	Level 1	Level 2	Level 3**	Total
Investments
Bank Loans[2]	$-	$1,304,535	$-	$1,304,535
Corporate Bonds[2]	-	3,721,878	-	3,721,878
Short-Term Investments	10,263	-	-	10,263
Total Investments	$10,263	$5,026,413	$-	$5,036,676

64

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2019 (Unaudited)

Value Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$57,864,013	$-	$-	$57,864,013
Short-Term Investments	2,153,962	-	-	2,153,962
Total Investments	$60,017,975	$-	$-	$60,017,975

Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$51,014,535	$-	$-	$51,014,535
Exchange-Traded Funds	1,137,784	-	-	1,137,784
Short-Term Investments	2,076,385	-	-	2,076,385
Total Investments	$54,228,704	$-	$-	$54,228,704

Core Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$22,204,237	$-	$-	$22,204,237
Short-Term Investments	1,230,310	-	-	1,230,310
Total Investments	$23,434,547	$-	$-	$23,434,547

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All corporate bonds and bank loans held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
[3]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Saul Global Opportunities Fund invested in forward contracts during the six months ended June 30, 2019.

65

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2019 (Unaudited)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2019 by risk category are as follows:

			Asset Derivatives	Liability Derivatives
	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value	Value
Saul Global Opportunities Fund	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward Contracts	$81,883	$198,797
Total			$81,883	$198,797

The effects of derivative instruments on the Statement of Operations For the six months ended June 30, 2019 for the Saul Global Opportunities Fund are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Forward Contracts	Total
Saul Global Opportunities Fund	Foreign Exchange Contracts	$73,563	$73,563

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Forward Contracts	Total
Saul Global Opportunities Fund	Foreign Exchange Contracts	$(117,184)	$(117,184)

The quarterly average volumes of derivative instruments as of June 30, 2019 are as follows:

	Derivatives not designated as hedging instruments	Long Forward Contracts	Short Forward Contracts	Total
Saul Global Opportunities Fund	Foreign Exchange Contracts	2	6	8

Note 11 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)

Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – New Accounting Pronouncement

In August 2018, the Securities and Exchange Commission (the "SEC") adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Funds are complying with them effective with these financial statements.

66

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2019 (Unaudited)

In August 2018, FASB issued Accounting Standards Update No. 2018-13 ("ASU 2018-13"), "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC Topic 820 ("ASC 820"), "Fair Value Measurement." ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

67

Aristotle Funds

EXPENSE EXAMPLES

For the Six Months Ended June 30, 2019 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Saul Global Opportunities Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/19	6/30/19	1/1/19-6/30/19
Actual Performance	$1,000.00	$1,181.20	$4.32
Hypothetical (5% annual return before expenses)	1,000.00	1,020.83	4.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
68

Aristotle Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended June 30, 2019 (Unaudited)

International Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/19	6/30/19	1/1/19-6/30/19
Actual Performance	$1,000.00	$1,175.10	$4.31
Hypothetical (5% annual return before expenses)	1,000.00	1,020.83	4.00

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Strategic Credit Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/19	6/30/19	1/1/19-6/30/19
Actual Performance	$1,000.00	$1,082.30	$3.20
Hypothetical (5% annual return before expenses)	1,000.00	1,021.72	3.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Value Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/19	6/30/19	1/1/19-6/30/19
Actual Performance	$1,000.00	$1,186.90	$4.23
Hypothetical (5% annual return before expenses)	1,000.00	1,020.93	3.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
69

Aristotle Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended June 30, 2019 (Unaudited)

Small Cap Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/19	6/30/19	1/1/19-6/30/19
Actual Performance	$1,000.00	$1,180.60	$4.86
Hypothetical (5% annual return before expenses)	1,000.00	1,020.34	4.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Core Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/19	6/30/19	1/1/19-6/30/19
Actual Performance	$1,000.00	$1,227.00	$3.59
Hypothetical (5% annual return before expenses)	1,000.00	1,021.57	3.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Aristotle Funds

Each a series of Investment Managers Series Trust

Investment Advisors

Aristotle Capital Management, LLC

11100 Santa Monica Boulevard, Suite 1700

Los Angeles, California 90025

Aristotle Credit Partners, LLC

840 Newport Center Drive, Suite 600

Newport Beach, California 92660

Aristotle Capital Boston, LLC

125 Summer Street, Suite 1220

Boston, Massachusetts 02110

Aristotle Atlantic Partners, LLC

489 5th Avenue, 10th Floor

New York, New York 10017

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Aristotle/Saul Global Opportunities Fund – Class I	ARSOX	461 418 287
Aristotle International Equity Fund – Class I	ARSFX	461 41P 297
Aristotle Strategic Credit Fund – Class I	ARSSX	461 41Q 824
Aristotle Value Equity Fund – Class I	ARSQX	461 41Q 634
Aristotle Small Cap Equity Fund – Class I	ARSBX	461 41Q 626
Aristotle Core Equity Fund – Class I	ARSLX	461 41Q 360

Privacy Principles of the Aristotle Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Aristotle Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 661-6691, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 661-6691, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (888) 661-6691. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 661-6691.

Aristotle Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 661-6691

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/9/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/9/2019

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	9/9/2019